Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 2,401
Balance at end of period	1,671	$ 2,401
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	653
Balance at end of period	399	653
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,748
Balance at end of period	1,272	1,748
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	0	0
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,775	1,880
Additions		1,830
Effects of foreign exchange	(114)	65
Balance at end of period	3,661	3,775
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,382	1,335
Additions		0
Effects of foreign exchange	(81)	47
Balance at end of period	1,301	1,382
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,349	502
Additions		1,830
Effects of foreign exchange	(30)	17
Balance at end of period	2,319	2,349
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	44	43
Additions		0
Effects of foreign exchange	(3)	1
Balance at end of period	41	44
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,374)	(730)
Amortization	693	613
Effects of foreign exchange	77	(31)
Balance at end of period	(1,990)	(1,374)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(729)	(483)
Amortization	224	226
Effects of foreign exchange	51	(20)
Balance at end of period	(902)	(729)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(601)	(218)
Amortization	469	373
Effects of foreign exchange	23	(10)
Balance at end of period	(1,047)	(601)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(44)	(29)
Amortization	0	14
Effects of foreign exchange	3	(1)
Balance at end of period	$ (41)	$ (44)